Consolidated Statements of Operations (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Income Statement [Abstract]
Revenues	$ 4,588	$ 53,579
Cost of Revenues	2,435	20,627
Gross Profit	2,153	32,952
Operating Expenses
Depreciation and Amortization	708,936	706,828
Salaries and Wages	476,817
Consulting Expenses	443,842	231,146
Legal and Accounting Expenses	283,812	548,309
Other Selling, General and Administrative Expenses	629,068	1,451,129
Total Operating Expenses	2,542,475	2,937,412
Loss from Operations	(2,540,322)	(2,904,460)
Interest Expense	(66,028)	(156,261)
Net Loss Before Provision for Income Taxes	(2,606,350)	(3,060,721)
Provision for Income Taxes
Net Loss	(2,606,350)	(3,060,721)
Loss Attributable to Non-controlling Interest	219,981	241,693
Net Loss Attributable to BioNeutral Group, Inc.	$ (2,386,369)	$ (2,819,028)
Net Loss Per Common Share - Basic and Diluted	$ (0.02)	$ (0.04)
Weighted Average Number of Common Shares outstanding Basic and Diluted	113,401,418	77,649,466